Long-Term Debt - Schedule of Debt (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2013
Debt Instrument [Line Items]
Total debt	$ 16,547,000	$ 179,442,838	$ 258,238,140
Less deferred loan costs, net of amortization	0	3,115,679	5,067,009
Subtotal	16,547,000	176,327,159	253,171,131
Less current portion of long-term debt	6,337,000	16,920,074	16,295,302
Total long-term debt, net of deferred loan costs	10,210,000	159,407,085	236,875,829
6.25% Term loan due September 2019 | 6.25% Term loan due September 2019
Debt Instrument [Line Items]
Total debt	$ 0	$ 146,750,000	195,250,000
Debt instrument, interest rate, stated percentage	6.25%	6.25%
Equipment financing | Equipment financing
Debt Instrument [Line Items]
Total debt	$ 16,547,000	$ 19,192,838	24,488,140
Revolving Credit Facility | Line of Credit | ABL Facility
Debt Instrument [Line Items]
Total debt	0	0
Revolving Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Total debt	$ 0	$ 13,500,000	$ 38,500,000
Debt instrument, interest rate, stated percentage				6.25%